Note N - Employee Benefits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note
N
- Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were
$264,
$352,
and
$340
for
2019,
2018
and
2017.

Ohio Valley maintains an Employee Stock Ownership Plan (“ESOP”) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were
365,274
and
360,669
at
December 31, 2019
and
2018.
  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2019	2018	2017

Number of shares issued	8,333	7,294	15,118

Fair value of stock contributed	$328	$295	$428

Cash contributed	500	500	250

Total expense	$828	$795	$678

Life insurance contracts with a cash surrender value of
$28,481
and annuity assets of
$2,115
at
December 31, 2019
have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to
$7,815
and
$7,267
at
December 31, 2019
and
2018.
Expenses related to the plans for each of the last
three
years amounted to
$627,
$602,
and
$490.
In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled
$3,130
at
December 31, 2019
and
$2,873
at
December 31, 2018.

During
2017,
the Company collected
$2,107
in proceeds on
two
BOLI policies and recorded
$1,993
in proceeds expected to be received from the settlement of
two
other BOLI policies. This resulted in a
$3,586
reduction to BOLI assets and a net gain of
$514
that was recorded to income. The proceeds of
$1,993
had
not
yet been collected by year-end
2017
and, therefore, were recorded as other assets at
December 31, 2017.
The proceeds were collected in
2018.